SCHEDULE OF INFORMATION RELATING TO THE COMPANY’S IDENTIFIABLE INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 8,634,560	$ 8,634,560	$ 9,734,560
Accumulated Amortization	(6,551,861)	(4,494,223)	(2,670,202)
Carrying Value	2,082,699	4,140,337	7,064,358
Indefinite-lived	13,876,440	14,476,440	15,576,440
Accumulated Amortization	(6,551,861)	(4,494,223)	(2,670,202)
Indefinite-lived	7,324,579	9,982,217	12,906,238
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived	5,241,880	5,841,880	5,841,880
Accumulated Amortization
Indefinite-lived	5,241,880	5,841,880	5,841,880
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	8,634,560	8,634,560	9,734,560
Accumulated Amortization	(6,551,861)	(4,494,223)	(2,670,202)
Carrying Value	$ 2,082,699	$ 4,140,337	$ 7,064,358